Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurement Hierarchy (Details) - MYR (RM)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through other comprehensive income	RM 427,165,899	RM 127,618,662
Warrant liabilities	140,304	148,887
Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through other comprehensive income	8,174,760	4,036,772
Warrant liabilities
Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through other comprehensive income
Warrant liabilities	140,304	148,887
Significant unobservable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through other comprehensive income	418,991,139	123,581,890
Warrant liabilities